Contingent Liabilities and Provisions - Disclosure of Changes in the Restructuring Provisions (Detail) - Restructuring provision [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of other provisions [line items]
Balance at beginning of year	$ 26	$ 71
Additional new provisions recognized	370
Amounts incurred and charged against existing provisions	(152)	(45)
Unused amounts reversed	(22)
Balance at end of year	$ 222	$ 26